Other financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Other financial assets [Text Block]

11. Other financial assets

	Dec. 31, 2025	Dec. 31, 2024
Current
Derivative assets	$0.6	$14.3
Collateral deposit (note 19)	-	0.6
Restricted cash	0.2	0.4
	0.8	15.3

Non-current
Investments at fair value through profit or loss	130.9	12.1
	130.9	12.1
	$131.7	$27.4

Investments at fair value through profit or loss primarily relate to common shares held in various mining companies. For the year ended December 31, 2025, the Company recorded additions of $62.1 million, unrealized mark-to-market gains of $55.2 million (note 6h), disposals of $0.3 million and unrealized foreign exchange gains of $1.8 million.